Acquisition of Subsidiaries (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Castrovilla	Dec. 31, 2011 Xnergy and HVAC	Dec. 31, 2013 IPS Power Engineering	Dec. 31, 2013 Intelligent Power	Dec. 31, 2013 Millennium Power Solutions
Recognized revenues, subsidiary	$ 3,858,020	$ 1,457,643	$ 11,444	$ 0	$ 107,253
Net income (loss) for subsidiary	$ 608,367	$ 962,723	$ 319,931	$ 556,775	$ 236,014